Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000005790
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	4.11%	7.01%
C000005792
Average Annual Return [Line Items]
Average Annual Return, Percent	19.37%	4.41%	6.93%
Without Sales Load [Member] | C000172904
Average Annual Return [Line Items]
Average Annual Return, Percent	21.76%	5.60%	7.95%
Without Sales Load [Member] | C000005794
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%	4.86%	7.21%
Without Sales Load [Member] | C000005793
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	5.50%	7.86%
Without Sales Load [Member] | C000005790
Average Annual Return [Line Items]
Average Annual Return, Percent	21.35%	5.24%	7.59%
Without Sales Load [Member] | C000005792
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%	4.41%	6.93%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.25%	12.04%	13.27%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.25%	12.04%	13.27%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.25%	12.04%	13.27%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.25%	12.04%	13.27%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.25%	12.04%	13.27%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	20.50%	6.77%	8.23%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	20.50%	6.77%	8.23%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	20.50%	6.77%	8.23%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	20.50%	6.77%	8.23%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	20.50%	6.77%	8.23%